Cover	May 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38661
Entity Registrant Name	Elanco Animal Health Incorporated
Entity Central Index Key	0001739104
Entity Tax Identification Number	82-5497352
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2500 Innovation Way
Entity Address, City or Town	Greenfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46140
City Area Code	877
Local Phone Number	352-6261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	ELAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false